Regulatory framework	12 Months Ended
Dec. 31, 2021
Regulatory Framework
Regulatory framework

Note	2 | Regulatory framework

a)	Concession

The term of the concession is 95 years, which may be extended for an additional maximum period of 10 years. The term of the concession is divided into management periods. At the end of each management period, the Class “A” shares representing 51% of edenor‘s share capital, currently held by Empresa de Energía del Cono Sur S.A., must be offered for sale through a public bidding. If the latter makes the highest bid, it will continue to hold the Class “A” shares, and no further disbursements will be necessary. On the contrary, if Empresa de Energía del Cono Sur S.A. is not the highest bidder, then the bidder who makes the highest bid shall pay Empresa de Energía del Cono Sur S.A. the amount of the bid in accordance with the conditions of the public bidding. The proceeds from the sale of the Class “A” shares will be delivered to Empresa de Energía del Cono Sur S.A. after deducting any amounts receivable to which the Grantor of the concession may be entitled.

The Company has the exclusive right to render electric power distribution and sales services within the concession area to all the customers who are not authorized to obtain their power supply from the MEM, thus being obliged to supply all the electric power that may be required in due time and in accordance with the established quality levels. In addition, the Company must allow free access to its facilities to any MEM agents whenever required, under the terms of the Concession. No specific fee must be paid by the Company under the Concession Agreement during the term of the concession.

The Company is subject to the terms and conditions of its Concession Agreement and the provisions of the Regulatory Framework comprised of Federal Laws Nos. 14,772, 15,336 and 24,065, Executive Order No. 714/92 of the PEN, resolutions and regulatory and supplementary regulations issued by the authorities responsible for this matter, with the Company being responsible for the provision of the public service of electricity distribution and sale with a satisfactory quality level, complying for such purpose with the requirements set forth in both the aforementioned agreement and the Regulatory Framework.

Failure to comply with the established guidelines will result in the application of penalties, based on the economic damage suffered by the customer when the service is provided in an unsatisfactory manner, the amounts of which will be determined in accordance with the methodology stipulated in the above-mentioned agreement. The ENRE is the authority in charge of controlling strict compliance with the pre-established guidelines.

b)	Electricity rate situation

On March 5, 2021, by means of Resolution No. 53/2021, the ENRE called a Public Hearing to make known and listen to opinions on the distribution companies’ Transitional Tariff System, with such Public Hearing being held in the framework of the Tariff Structure Review (RTI) Process and prior to defining the electricity rates to be applied by the referred to concession holders. On March 30, edenor made a presentation at the Public Hearing to discuss the transitional tariff adjustment of the Distribution, including revenue requirements and a new tariff structure proposal to cover the public service expenses and investment needs.

Furthermore, on March 31, 2021, by means of Resolution No. 78/2021, the ENRE approved the values of the Company’s electricity rate schedule, effective from the billing relating to the reading of meters subsequent to 12:00 AM on April 1, 2021, based on the MEM’s winter seasonal programming. It must be pointed out that such rate increase affected only GUDI customers and reflected the increase of the seasonal price passed through to rates without affecting revenues from CPD.

Moreover, on April 30, 2021, by means of Resolution No. 107/2021, and in the framework of the transitional tariff system, the ENRE authorized the application of a new electricity rate schedule, effective as from May 1, 2021, with a 9% increase, implying a CPD adjustment of 20.9%. In view of the fact that such increase does not cover the increase requested by edenor, on June 15, 2021, an administrative appeal (recurso de alzada) was filed against such Resolution.

On May 11, 2021, by means of Resolution No. 408/2021, the SE approved the Definitive Winter Seasonal Programming for the MEM submitted by CAMMESA, relating to the May 1-October 31, 2021 period.

On August 10, 2021, by means of Resolutions Nos. 262 and 265/2021, the ENRE approved an increase for large users whose power consumption is equal to or greater than 300 kW, effective from the billing relating to the reading of meters subsequent to 12:00 AM on August 1, 2021. Both resolutions were appealed to the Energy Secretariat by edenor because the values of the electricity rate schedule in effect provided for by the ENRE did not take into consideration the ex-post adjustments, the recognition of taxes and fees, the pass-through differences arising from non-transferred increases in the seasonal price, or the pending adjustments of CPD. Moreover, neither the transitional system to supplement the required revenue, as provided for by Executive Order No. 1020/2021, nor the differences resulting from a lower than expected demand, requested by edenor, have been established. Both appeals are in process at the closing date of these financial statements.

Moreover, ENRE Resolution No. 323/2021 dated September 27, 2021, set the definitive annual control fee for 2021 that is to be paid by the MEM’s generation, transmission and distribution agents, and provided that final payment thereof would become due during the month of October 2021.

Furthermore, on October 28, 2021, by means of Resolution No. 1029/2021, the SE approved the Definitive Summer Seasonal Programming for the MEM submitted by CAMMESA, relating to the November 1, 2021-April 30, 2022 period. Furthermore, the Power Reference Prices (PRP) and the Stabilized Price of Energy (SPE) set by SE Resolution No. 748/2021 dated August 3, 2021 are to be applied to the aforementioned period. The Unsubsidized PRP and SPE are set in order for distribution companies to include in the bills the related subsidy amount as a separate item.

In line with the preceding paragraph, on November 19, 2021, by means of ENRE Resolution No. 487/2021, distribution companies were instructed to determine as from November 1, 2021 the related subsidy amount, which should be clearly identified as “Subsidy from the Federal Government” in the part of the bill that contains the information addressed to the user.

Additionally, by means of Resolution No. 491/2021, the ENRE approved the Injection Rates for User-Generators of the concession areas of distribution companies, effective from August 1, 2021.

On January 25, 2022, by means of Resolution No. 25/2022, the ENRE calls a Public Hearing to be held on February 17 to make known and listen to opinions on the following:

-	the treatment for the determination of Power reference prices and the Stabilized Price of Energy in the MEM;
-	the distribution companies’ proposals aimed at obtaining a transitional adjustment of rates, with such public hearing being held within the RTI renegotiation process and prior to defining the electricity rates to be applied by concession holders.

Additionally, on February 3, 2022, by means of Resolution No. 41/2022, the ENRE approves the values of the Company’s electricity rate schedules effective from the billing relating to the reading of meters subsequent to 12:00 AM on February 1, 2022, applying to the aforementioned period the Power Reference Prices (PRP) and the Stabilized Price of Energy (SPE) set by SE Resolution No. 40/2022, not implying the same adjustments of the CPD.

Finally, and within the framework of the transition tariff regime, on February 25, 2022, the ENRE, through Resolution No. 76/2022, applied the new tariff schedules effective as of March 1, 2022, which incorporate the new seasonal prices defined by Resolution SE No. 105/2022 of the Secretary of Energy, which establishes an average increase for Carriers of 20% and an increase in CPD of 8% for edenor.

c)	Debt for the purchase of energy in the MEM

The main consequence of the lack of revenue described in the preceding note has been edenor’s impossibility of complying, in due time and in proper form, with payments to CAMMESA for energy purchases in the MEM. Argentina’s National Congress, recognizing this situation, approved in the FY2021 National Government Budget the offsetting of such debts through the “Special system for the settlement of debts” with CAMMESA provided for by section 87 of Law No. 27,591.

In this regard, by means of Executive Order No. 990/20, the 2021 Budget Law was partially approved. In its section 87, the law provides for a system for the settlement of debts with CAMMESA and/or the MEM accumulated by Electricity Distribution Companies as of September 30, 2020, whether on account of the consumption of energy, power, interest and/or penalties, in accordance with the conditions to be set out by the application authority, which may provide for credits equivalent to up to five times the monthly average bill or to sixty-six percent of the existing debt, whereas the remaining debt is to be paid in up to sixty monthly installments, with a grace period of up to six months, and at the rate in effect in the MEM, reduced by fifty percent.

Consequently, by means of Resolution No. 40/2021, the Energy Secretariat established the “Special System for the Regularization of Payment Obligations” of Electricity Distribution Companies that are agents of the MEM for the debts held with CAMMESA and/or the MEM whether on account of the consumption of energy, power, interest and/or penalties, accumulated as of September 30, 2020. It also established a “Special System of Credits” for those Electricity Distribution Companies that are agents of the MEM and have no debts with CAMMESA and/or the MEM or whose debts are regarded as being within reasonable values vis-à-vis their levels of transactions as of September 30, 2020.

Subsequently, the Secretariat determined that it was suitable to establish as indicators for purposes of calculating the credits to be recognized, the maintenance of the electricity rate schedules throughout the year 2020, the policies implemented by each Distribution Company that is an agent of the MEM aimed at benefiting the demand, the effect of the application of the provisions of Executive Order No. 311 dated March 24, 2020, as amended and supplemented, as well as the investment commitments on energy efficiency, technology applied to the provision of the service and/or energy infrastructure works that imply an improvement in the quality of the service provided to users. Therefore, it issued Resolution No. 371/2021, which supplements Resolution No. 40/2021.

Finally, on February 22, 2022, by means of Executive Order No. 88/2022, the Executive Power extended until December 31, 2022 the implementation of the “Special System for the Regularization of Payment Obligations” provided for in section 87 of Law No. 27,591.

d)	Supplementary resolutions

1.     Suspension of issuance of Debit Notes and Supplementary Statements: on February 18, 2021, by means of ENRE Resolution No. 37/2021, the Company was instructed both to suspend, on an immediate and temporary basis, the issuance of Debit Notes and Supplementary Statements (bills) in the terms of section 5 sub-section d) captions I, II and III of the Electric Power Supply Regulations (i.e. those issued when energy values have not been recorded or have been under-measured; those issued when events suggesting metering irregularities or the appropriation of energy by the user prove to be true; or those issued when direct connections are verified), and to refrain from suspending electricity supplies due to non-payment of the amounts arising from the recovery sought on the basis of such regulation, regardless of whether the users have made the pertinent claim, until the ENRE issues the regulations. Furthermore, the Company is instructed to submit a report on the number of bills for Non-recorded or under or over-recorded consumption, issued from March 1, 2020.

2.     System for the issuance of statements: on March 9, 2021, by means of ENRE Resolution No. 58/2021, distribution companies were instructed to issue the electric power public service statements (bills) solely with the amounts relating to the consumption of the billing period and to inform of the debts that have originated in or increased during the periods of the Preventive and Mandatory Social Isolation (“ASPO”) and the Preventive and Mandatory Social Distancing (“DISPO”) health measures. The Company has begun to implement the aforementioned resolution as from September 2021. Furthermore, the Company was instructed to refrain from seeking collection of the consumption accumulated from the ASPO until February 28, 2021, with no guidelines on the payment of such amounts by users having been established -by such regulatory authority- to date.

3.     Reopening of Commercial Offices: by means of Notes NO-2021-84330919-APN-ENRE#MEC and NO-2021-84786820-APN-ENRE#MEC notified on September 9, 2021, the ENRE instructed the Company to reopen the commercial offices after having been closed as per the ENRE’s instruction in the framework of the Preventive and Mandatory Social Isolation (ASPO) and the Preventive and Mandatory Social Distancing (DISPO) provided for by the Federal Government.

4.     Electric Service Statement – Service Disconnection and/or Cancellation of the registered user’s name: the ENRE issued the procedure for how the Company must demand payment of a debt at the time of disconnecting the service or cancelling the registered user’s name. The procedure was notified to the Company on September 13, 2021 by means of Note NO-2021-82569889-APN-ENRE#MEC. Against such procedure, the Company has filed an appeal to the ENRE, which is currently in process.

e)	Framework Agreement

On December 16, 2020, the “Agreement on the Development of the Preventive and Corrective Maintenance Work Plan for the Electricity Distribution Network of the Buenos Aires Metropolitan Area”, was signed with the Federal Government and the province of Buenos Aires, to guarantee the electricity supply to vulnerable neighborhoods of the Buenos Aires Metropolitan Area.

The debt for the electricity supplied in the October 2017 – July 2020 period to low-income areas and shantytowns in edenor’s concession area amounted to $ 2,126. Furthermore, it is necessary to consider an amount that will be equivalent to the total consumption of vulnerable neighborhoods between August and December 2020.

All these amounts will be applied to the Work Plan in order that the necessary investment and preventive and corrective maintenance works can be carried out in the networks in charge of distribution companies and related to vulnerable neighborhoods and other areas of the concession area, with the aim of improving the service therein provided and meeting the contingencies and any peak demand that often occurs in the summer. The Company may use the funds only after the ENRE has certified compliance with both the degree of completion of the works included in the referred to plan and the related financial milestones.

On January 14, 2021, the Company received a first disbursement for $ 1,500, which was placed into low-risk money market funds, which accrued holding results throughout the fiscal year. As of December 31, 2021, negotiations are underway between the Company and the ENRE concerning the other disbursements stipulated in the agreement, which total an additional $1,000 relating to the second and third disbursements, plus a fourth disbursement in accordance with that which the ENRE will validate and inform about the vulnerable neighborhoods’ total consumption between August and December 2020.

At the date of issuance of these financial statements, the Company has used a total of $ 1,794.1 (which at the purchasing power of the currency at December 31, 2021 amounts to $ 2,059.8), $ 294.1 of which has not yet been credited, relating to the reports on progress of the works performed.

f)	Agreement on the Regularization of Obligations

On May 10, 2019, edenor, Edesur S.A. and the National Energy Secretariat entered into the Agreement on the Regularization of Obligations for the Transfer of Concession Holders to the Local Jurisdictions, whereby, prior to the transfer of the respective concessions to the jurisdictions of the PBA and the CABA, respectively, (i) the existing debts and credits are mutually offset; (ii) a term and modality of payment of the fines payable to users and the Government are agreed-upon, in three and five years, respectively; (iii) settlement of the fines payable to the Government is allowed to be made through investments in specific works to improve the service; and (iv) it is agreed that any legal actions against the Federal Government for damages caused by the freeze on rates since 2017 will be abandoned.

On January 19, 2021, the Federal Government, the PBA and the CABA entered into a new Agreement according to which the Federal Government retains the capacity as grantor of the concession in connection with the concession agreements (Executive Order No. 292/2021 and SE Resolution No. 16/2021).

On September 21, 2021, the National Ministry of Economy issued ME Resolution No. 590/2021 declaring the Agreement contrary to the public interest, thus paving the way for the filing of a legal action to declare it null and void. It also provided for the suspension of the administrative procedures relating to the fulfilment of the obligations arising from such Agreement.

Notwithstanding the above, at the date of issuance of these financial statements, the Company has not been served notice of the filing of any legal action in order for the Agreement or the acts resulting therefrom to be declared null and void. The administrative act in question has not provided for the suspension of the legal effects of said Agreement, which is, therefore, in full force and effect. Against this resolution the Company has filed an appeal (recurso jerárquico) to the Office of the Head of the Cabinet of Ministers (higher administrative authority) and a motion for clarification with the Ministry of Economy, which was granted and answered by ME Resolution No. 656/2021, notified on October 20, 2021, whereby said Ministry confirms that such Agreement has not been suspended.

g)	Penalties

The ENRE is empowered to control the quality levels of the technical product and service, the commercial service and the compliance with public safety regulations, as provided for in the Concession Agreement. If the Distribution Company fails to comply with the obligations assumed, the ENRE may apply the penalties stipulated in the aforementioned Agreement.

As of December 31, 2021 and 2020, the Company has recognized in its financial statements the penalties accrued, whether imposed or not yet issued by the ENRE, relating to the control periods elapsed as of those dates, following the criteria and estimates available, which may differ from the actual ones.

Furthermore, ENRE Resolution No. 63/17 has set out the control procedures, the service quality assessment methodologies, and the penalty system, applicable as from February 1, 2017, for the 2017–2021 period.

In accordance with the provisions of Sub-Appendix XVI to the referred to Resolution, the Company is required to submit in a term of sixty calendar days the calculation of global indicators, interruptions for which force majeure had been alleged, the calculation of individual indicators, and will determine the related discounts, crediting the amounts thereof within ten business days. In turn, the ENRE will examine the information submitted by the Company, and in the event that the crediting of such discounts were not verified will impose a fine, payable to the Federal Government, equivalent to twice the value that should have been recorded.

In this regard, the ENRE has implemented an automatic penalty mechanism in order that the discounts on account of deviations from the established limits may be credited to customers within a term of sixty days as from the end of the controlled six-month period.

The penalty system provides that penalties are updated in accordance with the variation of the Distributor’s CPD or by the energy tariff average price, as the case may be. Subsequently, in different resolutions related to commercial penalties and penalties relating to the safety on streets and public spaces, the Regulatory Authority provided for the application of increases and adjustments, applying for such purpose a criterion different from the one applied by the Company.

By means of Resolution No. 15/2021, the ENRE approved the new methodology for crediting and distributing the penalties payable to all the Active Users and the modality of crediting penalties to the Solidarity Account for Users in Vulnerable Situations, as well as the manner in which edenor must produce that information and send it to the ENRE.

The effects of the resolutions detailed in this note have been quantified by the Company and recognized as of December 31, 2021 and 2020, which does not imply the Company’s consent to the applied criteria.

Finally, with the approval of the new tariff schedules established by ENRE Resolution No. 76/2022 (Note 2.b.), the amounts of the penalties valued in average kWh must be updated as of March 1, 2022 according to the prices established by the aforementioned Resolution.

h)	Restriction on the transfer of the Company’s common shares

The by-laws provide that Class “A” shareholders may transfer their shares only with the prior approval of the ENRE. The ENRE must communicate its decision within ninety days upon submission of the request for such approval, otherwise the transfer will be deemed approved.

Furthermore, Caja de Valores S.A. (the Public Register Office), which keeps the Share Register of the shares, is entitled (as stated in the by-laws) to reject such entries which, at its criterion, do not comply with the rules for the transfer of common shares included in (i) the Business Organizations Law, (ii) the Concession Agreement and (iii) the By-laws.

In addition, the Class “A” shares will be pledged during the entire term of the concession as collateral to secure the performance of the obligations assumed under the Concession Agreement.

In connection with the issuance of Corporate Notes, during the term thereof, Empresa de Energía del Cono Sur S.A. is required to be the beneficial owner and owner of record of not less than 51% of the Company’s issued, voting and outstanding shares, otherwise the maturity of principal of the corporate notes could be accelerated.